COMMON STOCK (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule Of Available Amounts Under Financing Agreements [Table Text Block]
Issuances through December 31, 2014 and the remaining available amounts under the financing agreement:

	Commitment		Financing
	Fee Shares	Shares Sold	Available
Total under agreement	9,500,000		$20,000
Issued at execution	(6,000,000)	4,000,000
Issued subsequent to execution	(468,001)	26,041,120	(2,674)
Total activity	(6,468,001)	30,041,120	(2,674)
Available for issue at December 31, 2014	3,031,999		$17,326